September 20, 2001



VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


        Re:    The Prudential Variable Contract Account GI-2
               (File No. 333-01031)


Dear Commissioners:

         On behalf of Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2001, which is identical to the report for the underlying Funds, has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

        In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: The Prudential Series Fund, Inc. (Class I Shares):
Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Prudential Jennison, Small Capitalization Stock, Stock Index, Value, Zero Coupon Bond 2005 Portfolios; AIM Variable Insurance Funds: AIM V.I. Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. International Equity, AIM V.I. Value Funds; Alliance Variable Products Series Fund, Inc. (Class A Shares): Global Bond, Global Dollar Government, Growth, Growth and Income, International, Premier Growth, Quasar, Real Estate Investment, Technology, U.S. Government/High Grade Securities, Utility Income, Worldwide Privatization Portfolios; American Century Variable Portfolios, Inc.: VP Balanced, VP International, VP Value Portfolios: Berger Institutional Products
Trust: Berger IPT - Growth, Berger IPT - Large Cap Growth, Berger IPT - Small Company Growth, Berger IPT International Funds; Credit Suisse Warburg Pincus Trust : Emerging Markets, International Equity, Global Post-Venture Capital, Small Company Growth Portfolios; The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares; Dreyfus Variable Investment Funds - Initial Shares:
Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Quality Bond, Small Cap, Small Company Stock, Special Value Portfolios; Franklin Templeton Variable Insurance Products Trust (Class 2 Shares): Templeton Asset Strategy, Templeton Global Income Securities, Templeton Developing Markets Securities, Templeton International Securities, Templeton Growth Securities Funds; INVESCO Variable Investment Funds, I: VIF - Blue Chip Growth, VIF - Dynamics, VIF - Equity Income, VIF - Health Sciences, VIF - High Yield, VIF - Small Company Growth, VIF - Technology, VIF - Total Return, VIF - Utilities Funds; Janus Aspen Series (Institutional

Shares): Aggressive Growth, Balanced, Flexible Income, Growth, International Growth, Worldwide Growth Portfolios; J.P. Morgan Series Trust II: J.P. Morgan Bond, J.P. Morgan U.S. Disciplined Equity, J.P. Morgan International Opportunities, J.P. Morgan Small Company Portfolios; Lazard Retirement Series,
Inc.: Lazard Retirement Emerging Markets, Lazard Retirement Equity, Lazard Retirement International Equity, Lazard Retirement Small Cap Portfolios; MFS Variable Insurance Trust (Initial Class Shares): MFS Bond, MFS Capital Opportunities, MFS Emerging Growth, MFS Global Governments, MFS High Income, MFS Investors Trust, MFS Research, MFS Total Return, MFS Utilities Series; Neuberger Berman Advisers Management Trust: AMT Balanced, AMT Growth, AMT Limited Maturity Bond, AMT Partners Portfolios; Royce Capital Fund: Royce Micro-Cap , Royce Premier Portfolios; Scudder Variable Series I (Class A and B Shares): Balanced, Bond, Capital Growth, Global Discovery, Growth and Income, International Portfolios; Scudder Variable Series II: Scudder Blue Chip, Scudder Contrarian Value, Scudder Government Securities, Scudder Growth, Scudder High Yield, Scudder International Research, Scudder Investment Grade Bond, Scudder Small Cap Growth, Scudder Total Return, SVS Focus Value + Growth Portfolios; Strong Fund:
Strong Discovery Fund II, Strong Mid Cap Growth Fund II, Strong International Stock Fund II, Strong Opportunity Fund II; T. Rowe Price Equity Series Inc.:
Equity Income, International Stock, Limited-Term Bond, Mid-Cap Growth, New America Growth, and Personal Strategy Balanced Portfolios.

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Global Bond Portfolio
Registration No:      811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500166
Date of Filing:              08/23/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Global Dollar Government
                      Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500169
Date of Filing:              08/23/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Growth Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500165
Date of Filing:              08/23/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500162
Date of Filing:              08/22/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - International Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500159
Date of Filing:              08/22/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500157
Date of Filing:              08/22/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Quasar Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500170
Date of Filing:              08/23/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Real Estate Investment Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500161
Date of Filing:              08/22/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Technology Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500155
Date of Filing:              08/22/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - US Government High Grade
                      Securities
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500171
Date of Filing:              08/23/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Utility Income Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500164
Date of Filing:              08/23/01

Filer/Entity:         Alliance Variable Products Series Fund, Inc. - Worldwide Privatization
                      Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500158
Date of Filing:              08/22/01

Filer/Entity:         AIM Variable Insurance Fund
Registration No.:     811-07452
CIK No.:              0000896435
Accession No.:        0000899243-01-501420
Date of Filing:              08/30/01

Filer/Entity:         American Century Variable Portfolios, Inc.
Registration No.:     811-05188
CIK No.:              0000814680
Accession No.:        0000814680-01-500007
Date of Filing:              08/17/01

Filer/Entity:         Berger Institutional Products Trust - Growth Portfolio
Registration No.:     811-07367
CIK No.:              0001002109
Accession No.:        0000950134-01-505815
Date of Filing:              08/24/01

Filer/Entity:         Berger Institutional Products Trust - International Portfolio
Registration No.:     811-07367
CIK No.:              0001002109
Accession No.:        0000950134-01-505817
Date of Filing:              08/24/01

Filer/Entity:         Berger Institutional Products Trust - Large Cap Growth Portfolio
Registration No.:     811-07367
CIK No.:              0001002109
Accession No.:        0000950134-01-505818
Date of Filing:              08/24/01

Filer/Entity:         Berger Institutional Products Trust - Small Company Growth Portfolio
Registration No.:     811-07367
CIK No.:              0001002109
Accession No.:        0000950134-01-505819
Date of Filing:              08/24/01

Filer/Entity:         Credit Suisse Warburg Pincus Trust I  - Emerging Markets Portfolio
Registration No.:     811-07261
CIK No.:              0000941568
Accession No.:        0000935069-01-000144
Date of Filing:              09/06/01

Filer/Entity:         Credit Suisse Warburg Pincus Trust I- International Equity Portfolio
Registration No.:     811-07261
CIK No.:              0000941568
Accession No.:        0000912057-01-531409
Date of Filing:              09/06/01

Filer/Entity:         Credit Suisse Warburg Pincus Trust I- Global Post-Venture Capital Portfolio
Registration No.:     811-07261
CIK No.:              0000941568
Accession No.:        0000912057/01/523148
Date of Filing:              09/07/01

Filer/Entity:         Credit Suisse Warburg Pincus Trust I- Small Company Growth Portfolio
Registration No.:     811-07261
CIK No.:              0000941568
Accession No.:        0000912057-01-531414
Date of Filing:              09/06/01

Filer/Entity:         Dreyfus Variable Investment Funds
Registration No.:     811-05125
CIK No.:              0000813383
Accession No.:        0000813383-01-500013
Date of Filing:              08/28/01

Filer/Entity:         Franklin Templeton Variable Insurance Products Trust
Registration No.:     811-05583
CIK No.:              0000837274
Accession No.:        0000837274-01-500016
Date of Filing:              08/29/01

Filer/Entity:         INVESCO Variable Investment Funds
Registration No.:     811-08038
CIK No.:              0000912744
Accession No.:        0000912744-01-500010
Date of Filing:              08/24/01

Filer/Entity:         Janus Aspen Series
Registration No.:     811-07736
CIK No.:              0001012709
Accession No.:        0001012709-01-500619
Date of Filing:              08/22/01

Filer/Entity:         J.P. Morgan Series Trust II
Registration No.:     811-08212
CIK No.:              0000916118
Accession No.:        0000912057-01-531172
Date of Filing:              09/04/01

Filer/Entity:         Lazard Retirement Series, Inc.
Registration No.:     811-08071
CIK No.:              0001033669
Accession No.:        0000930413-01-501044
Date of Filing:              08/23/01

Filer/Entity:         MFS Variable Insurance Trust - Bond Portfolio
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500309
Date of Filing:              08/15/01

Filer/Entity:         MFS Variable Insurance Trust - Capital Opportunities Portfolio
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500304
Date of Filing:              08/15/01

Filer/Entity:         MFS Variable Insurance Trust - Emerging Growth Portfolio
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500297
Date of Filing:              08/15/01

Filer/Entity:         MFS Variable Insurance Trust - Global Governments Portfolio
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-50036
Date of Filing:              08/15/01

Filer/Entity:         MFS Variable Insurance Trust - High Income Portfolio
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500308
Date of Filing:              08/15/01

Filer/Entity:         MFS Variable Insurance Trust - Investors Trust
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500299
Date of Filing:              08/15/01

Filer/Entity:         MFS Variable Insurance Trust - Research Portfolio
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500298
Date of Filing:              08/15/01

Filer/Entity:         MFS Variable Insurance Trust - Total Return Portfolio
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500305
Date of Filing:              08/15/01

Filer/Entity:         MFS Variable Insurance Trust - Utilities Series
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500310
Date of Filing:              08/15/01

Filer/Entity:         Neuberger Berman Advisers Management Trust - Balanced Portfolio
Registration No.:     811-04255
CIK No.:              0000736913
Accession No.:        0001053949-01-500242
Date of Filing:              08/22/01

Filer/Entity:         Neuberger Berman Advisers Management Trust - Growth Portfolio
Registration No.:     811-04255
CIK No.:              0000736913
Accession No.:        0001053949-01-500240
Date of Filing:              08/22/01

Filer/Entity:         Neuberger Berman Advisers Management Trust - Limited Maturity Bond Portfolio
Registration No.:     811-04255
CIK No.:              0000736913
Accession No.:        0001053949-01-500239
Date of Filing:              08/22/01

Filer/Entity:         Neuberger Berman Advisers Management Trust - Partners Portfolio
Registration No.:     811-04255
CIK No.:              0000736913
Accession No.:        0001053949-01-500244
Date of Filing:              08/22/01

Filer/Entity:         Royce Capital Fund
Registration No.:     811-07537
CIK No.:              0001006387
Accession No.:        0001006387-01-500015
Date of Filing:              08/29/01

Filer/Entity:         Scudder Variable Series II
Registration No.:     811-05002
CIK No.:              0000810573
Accession No.:        0000088053-01-500433
Date of Filing:              08/20/01

Filer/Entity:         Strong Fund - Discovery Fund II
Registration No.:     811-06552
CIK No.:              0000883678
Accession No.:        0000950109-01-503324
Date of Filing:              09/05/01

Filer/Entity:         Strong Fund - International Stock Fund II
Registration No.:     811-06552
CIK No.:              0000883678
Accession No.:        0000950109-01-503334
Date of Filing:              09/04/01

Filer/Entity:         Strong Fund - Mid Cap Growth Fund II
Registration No.:     811-06552
CIK No.:              0000883678
Accession No.:        0000950109-01-503344
Date of Filing:              09/04/01

Filer/Entity:         Strong Fund - Opportunity Fund II
Registration No.:     811-06552
CIK No.:              0000883678
Accession No.:        0000950109-01-503324
Date of Filing:              09/04/01

Filer/Entity:         T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:     811-07143
CIK No.:              0000918294
Accession No.:        0000918294-01-500048
Date of Filing:              08/21/01

Filer/Entity:         T. Rowe Price Equity Series Inc. - International Stock Portfolio
Registration No.:     811-07143
CIK No.:              0000918294
Accession No.:        0000918292-01-500010
Date of Filing:              08/23/01

Filer/Entity:         T. Rowe Price Equity Series Inc. - Limited-Term Bond Portfolio
Registration No.:     811-07143
CIK No.:              0000918294
Accession No.:        0000920467-01-500015
Date of Filing:              08/24/01

Filer/Entity:         T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:     811-07143
CIK No.:              0000918294
Accession No.:        0000920467-01-500016
Date of Filing:              08/24/01

Filer/Entity:         T. Rowe Price Equity Series Inc. - New America Growth Portfolio
Registration No.:     811-07143
CIK No.:              0000918294
Accession No.:        0000918294-01-500050
Date of Filing:              08/24/01

Filer/Entity:         T. Rowe Price Equity Series Inc. - Personal Strategy Balanced Portfolio
Registration No.:     811-07143
CIK No.:              0000918294
Accession No.:        0000918294-01-500051
Date of Filing:              08/24/01

Filer/Entity          The Prudential Series Fund, Inc.
Registration No.:     811-03623
CIK No.               0000711175
Accession No.:        0000950130-01-504290
Date of Filing:              08/31/2001


If you have any questions regarding this filing, please contact me at (973) 802-9750.



                                               Sincerely,


                                               Diane Brand
                                               Vice President, Corporate Counsel